Calvert
Bond Fund
December 31, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 13.7%

Security	Principal Amount (000's omitted)*		Value
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		5,531	$ 4,840,100
Cologix Canadian Issuer, L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	5,300	3,700,020
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)		13,910	12,544,248
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		5,985	5,320,269
Conn's Receivables Funding, LLC:
Series 2022-A, Class B, 9.52%, 12/15/26(1)		5,922	5,945,702
Series 2022-A, Class C, 0.00%, 12/15/26(1)		9,900	8,761,629
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		5,184	4,617,249
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)		650	618,466
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)		5,977	5,312,604
Series 2021-1A, Class C, 3.475%, 4/15/49(1)		1,193	1,034,878
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)		13,147	11,602,753
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)		8,457	8,294,104
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		5,440	5,273,372
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)		13,150	13,167,722
ExteNet, LLC, Series 2019-1A, Class A2, 3.204%, 7/25/49(1)		6,921	6,764,221
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27		1,943	1,836,700
FMC GMSR Issuer Trust:
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)		5,210	4,520,147
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)		4,391	4,221,722
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)		6,200	6,282,920
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,164	1,116,166
GoodLeap Sustainable Home Solutions Trust:
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)		3,323	2,598,014
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)		9,027	7,943,971
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)		2,061	1,816,375
Helios Issuer, LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)		2,952	3,031,948
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		3,602	3,421,625
JPMorgan Chase Bank, NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)		1,525	1,472,237
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)		2,220	2,217,344
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)		2,908	2,916,834
Loanpal Solar Loan, Ltd., Series 2020-3GS, Class A, 2.47%, 12/20/47(1)		1,920	1,492,915
Security	Principal Amount (000's omitted)*	Value
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	689	$ 504,465
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	398	91,417
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)	6,585	6,581,607
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	1,730	1,615,629
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	5,775	5,148,546
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	0(3)	13
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	595	520,655
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	498	441,557
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	1,222	1,027,542
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,523	1,238,719
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	5,377	4,923,145
Mosaic Solar Loans, LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	89	83,901
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	5,289	4,610,304
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	3,224	2,993,887
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	8,670	8,451,895
Oportun Funding XIV, LLC:
Series 2021-A, Class B, 1.76%, 3/8/28(1)	965	918,940
Series 2021-A, Class C, 3.44%, 3/8/28(1)	2,085	1,986,287
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	759	756,748
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	6,319	5,905,465
Series 2021-B, Class B, 1.96%, 5/8/31(1)	1,694	1,568,602
Series 2021-C, Class A, 2.18%, 10/8/31(1)	30,475	28,139,856
Series 2022-3, Class B, 8.533%, 1/8/30(1)	7,784	7,831,978
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	1,515	1,475,052
Series 2021-5, Class B, 2.63%, 8/15/29(1)	3,857	3,768,842
Series 2021-5, Class C, 3.93%, 8/15/29(1)	2,903	2,580,570
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	998	969,046
Series 2022-1, Class A, 2.03%, 10/15/29(1)	2,826	2,783,872
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	3,086	2,726,805
Retained Vantage Data Centers Issuer, LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	14,860	13,990,051
SBA Tower Trust, Series 2014-2A, Class C, 3.869% to 1/15/24, 10/15/49(1)(4)	3,300	3,245,439
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	1,912	1,676,531
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	2,250	1,844,849
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	10,394	9,804,534
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	1,428	1,426,030

Calvert
Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	931	$ 892,277
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	4,456	4,216,341
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	2,761	2,549,499
Stack Infrastructure Issuer, LLC:
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,140	2,078,187
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	4,099	3,797,955
Sunnova Helios II Issuer, LLC:
Series 2019-AA, Class A, 3.75%, 6/20/46(1)	1,766	1,613,769
Series 2021-B, Class A, 1.62%, 7/20/48(1)	8,416	7,195,359
Sunnova Helios IV Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	3,061	2,808,320
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	857	744,748
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	6,559	6,300,377
Sunnova Helios XII Issuer, LLC:
Series 2023-B, Class A, 5.30%, 8/22/50(1)	8,922	8,752,135
Series 2023-B, Class B, 5.60%, 8/22/50(1)	2,831	2,709,204
Sunnova Sol II Issuer, LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	8,469	6,897,455
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	2,061	1,700,538
Sunnova Sol Issuer, LLC:
Series 2020-1A, Class A, 3.35%, 2/1/55(1)	1,300	1,137,228
Series 2020-1A, Class B, 5.54%, 2/1/55(1)	4,250	3,653,595
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,610	2,394,421
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	3,792	3,214,329
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	24,181	22,181,384
Sunrun Vulcan Issuer, LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	3,113	2,556,142
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,191	1,115,380
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	1,567	1,577,705
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	2,718	2,502,136
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	6,995	6,867,121
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,830	9,431,707
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,726	3,362,863
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	5,597	4,687,508
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,925	1,657,795
Security	Principal Amount (000's omitted)*	Value
Willis Engine Structured Trust V: (continued)
Series 2020-A, Class C, 6.657%, 3/15/45(1)	585	$ 465,396
Total Asset-Backed Securities (identified cost $418,443,201)		$ 393,379,908

Collateralized Mortgage Obligations — 5.7%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd., Series 2021-3A, Class A2, 6.337%, (30-day average SOFR + 1.00%), 9/25/31(1)(5)	$3,470	$ 3,446,611
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	7,691	6,991,038
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	5,193	5,220,469
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	6,813	7,018,309
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	665	707,184
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA3, Class B2, 13.602%, (30-day average SOFR + 8.264%), 7/25/49(1)(5)	2,905	3,306,022
Series 2019-DNA4, Class M2, 7.402%, (30-day average SOFR + 2.064%), 10/25/49(1)(5)	24	24,012
Series 2019-HQA3, Class B1, 8.452%, (30-day average SOFR + 3.114%), 9/25/49(1)(5)	3,974	4,164,843
Series 2019-HQA4, Class B1, 8.402%, (30-day average SOFR + 3.064%), 11/25/49(1)(5)	2,562	2,642,560
Series 2020-HQA2, Class B1, 9.552%, (30-day average SOFR + 4.214%), 3/25/50(1)(5)	5,321	5,813,516
Series 2021-DNA2, Class B1, 8.737%, (30-day average SOFR + 3.40%), 8/25/33(1)(5)	7,095	7,435,608
Series 2021-DNA3, Class M1, 6.087%, (30-day average SOFR + 0.75%), 10/25/33(1)(5)	646	646,906
Series 2022-DNA2, Class M1A, 6.637%, (30-day average SOFR + 1.30%), 2/25/42(1)(5)	4,189	4,200,942
Series 2022-HQA1, Class M1A, 7.437%, (30-day average SOFR + 2.10%), 3/25/42(1)(5)	1,062	1,073,318
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 2M2, 8.052%, (30-day average SOFR + 2.714%), 5/25/24(5)	295	297,364
Series 2014-C03, Class 2M2, 8.352%, (30-day average SOFR + 3.014%), 7/25/24(5)	342	344,948
Series 2018-R07, Class 1M2, 7.852%, (30-day average SOFR + 2.514%), 4/25/31(1)(5)	53	53,548
Series 2019-R01, Class 2B1, 9.802%, (30-day average SOFR + 4.464%), 7/25/31(1)(5)	10,565	11,344,943
Series 2019-R02, Class 1B1, 9.602%, (30-day average SOFR + 4.264%), 8/25/31(1)(5)	4,478	4,754,511
Series 2019-R03, Class 1B1, 9.552%, (30-day average SOFR + 4.214%), 9/25/31(1)(5)	4,653	4,943,243

Calvert
Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R06, Class 2B1, 9.202%, (30-day average SOFR + 3.864%), 9/25/39(1)(5)	$20,145	$ 20,818,584
Series 2019-R07, Class 1B1, 8.852%, (30-day average SOFR + 3.514%), 10/25/39(1)(5)	9,454	9,729,953
Series 2020-R01, Class 2B1, 8.702%, (30-day average SOFR + 3.364%), 1/25/40(1)(5)	3,000	3,061,269
Series 2020-R02, Class 2B1, 8.452%, (30-day average SOFR + 3.114%), 1/25/40(1)(5)	4,570	4,633,795
Series 2021-R01, Class 1B2, 11.337%, (30-day average SOFR + 6.00%), 10/25/41(1)(5)	10,132	10,451,944
Series 2021-R02, Class 2B1, 8.637%, (30-day average SOFR + 3.30%), 11/25/41(1)(5)	1,647	1,670,134
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	2,863	3,008,059
Series 2023-84, Class MW, 6.00%, 6/20/53	2,992	3,146,690
Series 2023-116, Class CY, 6.00%, 8/20/53	7,271	7,639,325
Series 2023-149, Class S, 5.437%, (21.45% - 30-day average SOFR x 3.00), 10/20/53(6)	1,994	2,125,441
Home Re, Ltd., Series 2021-1, Class M2, 8.302%, (30-day average SOFR + 2.964%), 7/25/33(1)(5)	2,500	2,503,790
LHOME Mortgage Trust:
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(4)	4,911	4,963,387
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(4)	4,000	4,014,961
PNMAC GMSR Issuer Trust:
Series 2018-GT2, Class A, 8.871%, (1 mo. SOFR + 3.515%), 8/25/25(1)(5)	1,670	1,671,251
Series 2021-FT1, Class A, 8.471%, (1 mo. SOFR + 3.115%), 3/25/26(1)(5)	1,360	1,345,133
Series 2022-FT1, Class A, 9.527%, (30-day average SOFR + 4.19%), 6/25/27(1)(5)	3,000	3,013,233
Series 2022-GT1, Class A, 9.587%, (30-day average SOFR + 4.25%), 5/25/27(1)(5)	4,680	4,689,157
Radnor Re, Ltd., Series 2021-2, Class M1A, 7.187%, (30-day average SOFR + 1.85%), 11/25/31(1)(5)	1,303	1,305,326
Total Collateralized Mortgage Obligations (identified cost $158,955,319)		$164,221,327

Commercial Mortgage-Backed Securities — 9.9%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$9,685	$ 6,292,046
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	4,805	1,187,407
BPR Trust, Series 2022-SSP, Class A, 8.362%, (1 mo. SOFR + 3.00%), 5/15/39(1)(5)	8,070	8,100,261
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 6.396%, (1 mo. SOFR + 1.034%), 10/15/36(1)(5)	6,441	6,426,373
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust: (continued)
Series 2019-XL, Class B, 6.556%, (1 mo. SOFR + 1.194%), 10/15/36(1)(5)	$2,690	$ 2,677,513
Series 2021-VOLT, Class B, 6.426%, (1 mo. SOFR + 1.064%), 9/15/36(1)(5)	10,584	10,318,801
Series 2021-VOLT, Class C, 6.576%, (1 mo. SOFR + 1.214%), 9/15/36(1)(5)	6,226	6,008,943
Series 2021-VOLT, Class D, 7.126%, (1 mo. SOFR + 1.764%), 9/15/36(1)(5)	7,717	7,431,239
CSMC:
Series 2018-SITE, Class A, 4.284%, 4/15/36(1)	6,575	6,532,992
Series 2021-BPNY, Class A, 9.191%, (1 mo. SOFR + 3.829%), 8/15/26(1)(5)	3,000	2,663,476
Series 2022-NWPT, Class A, 8.505%, (1 mo. SOFR + 3.143%), 9/9/24(1)(5)	5,285	5,337,869
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.556%, (1 mo. SOFR + 1.194%), 7/15/38(1)(5)	9,393	9,313,515
Series 2021-ESH, Class C, 7.176%, (1 mo. SOFR + 1.814%), 7/15/38(1)(5)	8,446	8,319,786
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	19,890	18,034,933
Series KG03, Class A2, 1.297%, 6/25/30(2)	4,615	3,832,636
Series KG08, Class A2, 4.134%, 5/25/33(2)	6,737	6,568,674
Series KSG1, Class A2, 1.503%, 9/25/30	4,386	3,673,729
Series KW06, Class A2, 3.80%, 6/25/28(2)	5,335	5,190,008
Series W5FX, Class AFX, 3.214%, 4/25/28(2)	1,896	1,799,734
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.932%, 9/25/27(2)	4,885	4,652,951
Series 2018-M4, Class A2, 3.064%, 3/25/28(2)	5,200	4,950,779
Series 2018-M13, Class A2, 3.74%, 9/25/30(2)	13,393	12,903,928
Series 2019-M1, Class A2, 3.547%, 9/25/28(2)	11,151	10,804,429
Series 2019-M22, Class A2, 2.522%, 8/25/29	10,763	9,789,565
Series 2020-M1, Class A2, 2.444%, 10/25/29	13,443	12,135,920
Series 2020-M20, Class A2, 1.435%, 10/25/29	5,500	4,664,261
Series 2023-M1S, Class A2, 4.506%, 4/25/33(2)	16,881	16,935,192
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.702%, (30-day average SOFR + 3.364%), 10/25/49(1)(5)	7,717	7,534,019
Series 2020-01, Class M10, 9.202%, (30-day average SOFR + 3.864%), 3/25/50(1)(5)	6,081	5,894,658
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	5,322	5,551,200
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.559%, (1 mo. SOFR + 1.197%), 5/15/38(1)(5)	16,052	15,946,257
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,335	328,740
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)	385	25,481
Med Trust:
Series 2021-MDLN, Class D, 7.476%, (1 mo. SOFR + 2.114%), 11/15/38(1)(5)	7,774	7,594,564
Series 2021-MDLN, Class E, 8.626%, (1 mo. SOFR + 3.264%), 11/15/38(1)(5)	2,329	2,263,338

Calvert
Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.335%, (1 mo. SOFR + 1.992%), 5/15/36(1)(5)(7)	$6,989	$ 6,845,767
ORL Trust, Series 2023-GLKS, Class A, 7.712%, (1 mo. SOFR + 2.35%), 10/19/36(1)(5)	4,994	5,011,166
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	8,652	9,037,068
VMC Finance, LLC:
Series 2021-HT1, Class A, 7.123%, (1 mo. SOFR + 1.764%), 1/18/37(1)(5)	6,306	6,192,331
Series 2021-HT1, Class B, 9.973%, (1 mo. SOFR + 4.614%), 1/18/37(1)(5)	13,365	12,955,126
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.755%, 8/10/31(1)(2)	1,330	966,641
Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(2)	2,700	1,612,289
Total Commercial Mortgage-Backed Securities (identified cost $303,202,509)		$284,305,605

Convertible Bonds — 0.3%

Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical — 0.0%(8)
Ford Motor Co., 0.00%, 3/15/26	$675	$ 675,000
		$ 675,000
Consumer, Non-cyclical — 0.1%
BioMarin Pharmaceutical, Inc., 0.599%, 8/1/24	$575	$ 568,158
Block, Inc., 0.125%, 3/1/25(9)	650	638,235
Dexcom, Inc., 0.25%, 11/15/25	550	576,950
Jazz Investments I, Ltd., 2.00%, 6/15/26	550	557,425
		$ 2,340,768
Energy — 0.0%(8)
NextEra Energy Partners, L.P., 2.50%, 6/15/26(1)	$800	$720,800
		$720,800
Financial — 0.1%
Ares Capital Corp., 4.625%, 3/1/24	$750	$775,781
		$775,781
Technology — 0.1%
Akamai Technologies, Inc., 1.125%, 2/15/29(1)	$600	$651,900
BILL Holdings, Inc., 0.00%, 12/1/25	550	518,650
Rapid7, Inc., 0.25%, 3/15/27	650	587,031
Tyler Technologies, Inc., 0.25%, 3/15/26	650	658,775
		$2,416,356
Security	Principal Amount (000's omitted)	Value
Utilities — 0.0%(8)
NRG Energy, Inc., 2.75%, 6/1/48	$600	$ 774,000
		$ 774,000
Total Convertible Bonds (identified cost $7,034,920)		$ 7,702,705

Corporate Bonds — 35.0%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.9%
Celanese U.S. Holdings, LLC:
6.35%, 11/15/28	$4,205	$ 4,413,930
6.55%, 11/15/30	5,100	5,397,705
6.70%, 11/15/33	2,845	3,087,470
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	7,090	7,028,353
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	4,488	4,048,668
		$ 23,976,126
Communications — 1.8%
AT&T, Inc.:
3.55%, 9/15/55	$7,043	$5,068,598
3.65%, 6/1/51	8,865	6,683,293
Charter Communications Operating, LLC/Charter Communications Operating Capital:
4.80%, 3/1/50	11,227	8,704,910
5.125%, 7/1/49	5,225	4,250,300
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	5,580	5,551,457
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	5,800	5,686,697
Rogers Communications, Inc., 3.80%, 3/15/32	14,038	12,922,548
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	2,440	1,909,036
SES S.A., 5.30%, 4/4/43(1)	1,457	1,102,183
		$51,879,022
Consumer, Cyclical — 3.3%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	$9,168	$9,108,936
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	3,400	3,349,666
4.75%, 10/20/28(1)	4,954	4,875,005
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	9,235	6,596,140
Ford Motor Credit Co., LLC:
5.125%, 6/16/25	5,425	5,359,164
7.122%, 11/7/33	7,324	7,895,145
7.35%, 11/4/27	6,678	7,046,847
7.35%, 3/6/30	6,518	7,007,491
General Motors Financial Co., Inc., 5.80%, 1/7/29	11,000	11,264,283

Calvert
Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	$4,400	$ 3,978,431
4.375%, 1/15/31(1)	7,749	7,051,976
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	2,191	2,067,261
Tapestry, Inc.:
7.00%, 11/27/26	3,906	4,050,950
7.35%, 11/27/28	7,907	8,299,407
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42	3,835	3,382,777
5.141%, 3/15/52	4,972	4,270,678
		$95,604,157
Consumer, Non-cyclical — 1.8%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$1,014	$955,195
4.25%, 11/1/29(1)	5,174	4,837,118
Centene Corp.:
2.50%, 3/1/31	6,085	5,078,061
3.375%, 2/15/30	2,435	2,187,811
4.25%, 12/15/27	2,693	2,596,896
Conservation Fund (The), 3.474%, 12/15/29	3,965	3,500,141
CVS Health Corp.:
5.05%, 3/25/48	3,814	3,570,569
5.25%, 1/30/31	8,230	8,445,774
CVS Pass-Through Trust, 6.036%, 12/10/28	1,043	1,053,802
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	10,210	6,208,584
Ford Foundation (The), 2.415%, 6/1/50	6,560	4,343,299
Kaiser Foundation Hospitals, 3.15%, 5/1/27	4,091	3,916,156
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(1)(9)	291	268,977
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000	885,357
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	4,632	3,586,620
3.00%, 10/15/30(1)	1,114	915,405
		$52,349,765
Energy — 0.4%
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	$5,174	$4,817,537
5.00%, 1/31/28(1)	7,060	6,863,828
		$11,681,365
Financial — 19.1%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(10)	$5,700	$5,828,256
Affiliated Managers Group, Inc., 3.30%, 6/15/30	3,042	2,709,103
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(10)	4,641	4,894,408
Ally Financial, Inc.:
2.20%, 11/2/28	7,358	6,263,055
6.992% to 6/13/28, 6/13/29(10)	5,476	5,660,006
American Assets Trust, L.P., 3.375%, 2/1/31	2,454	2,003,094
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
American National Group, LLC, 6.144%, 6/13/32(1)	$6,355	$ 6,111,968
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	5,050	4,454,478
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)	9,988	10,195,887
6.375%, 7/15/30(1)	2,485	2,561,455
Banco Santander S.A.:
4.175% to 3/24/27, 3/24/28(10)	1,200	1,155,800
5.294%, 8/18/27	2,800	2,810,455
6.607%, 11/7/28	7,200	7,671,650
6.921%, 8/8/33	7,200	7,680,149
9.625% to 11/21/28(9)(10)(11)	4,000	4,295,768
Bank of America Corp.:
1.898% to 7/23/30, 7/23/31(10)	3,540	2,897,782
1.922% to 10/24/30, 10/24/31(10)	1,865	1,515,078
2.456% to 10/22/24, 10/22/25(10)	8,268	8,052,867
3.419% to 12/20/27, 12/20/28(10)	13,510	12,734,984
3.824% to 1/20/27, 1/20/28(10)	16,117	15,495,373
5.819% to 9/15/28, 9/15/29(10)	4,153	4,289,611
5.933% to 9/15/26, 9/15/27(10)	13,485	13,765,552
Bank of Montreal, 5.266%, 12/11/26	14,210	14,411,917
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	5,136	4,850,631
5.125% to 1/18/28, 1/18/33(1)(10)	1,686	1,528,941
BNP Paribas S.A.:
7.75% to 8/16/29(1)(10)(11)	3,725	3,811,681
9.25% to 11/17/27(1)(10)(11)	5,958	6,386,172
BPCE S.A.:
3.648% to 1/14/32, 1/14/37(1)(10)	6,559	5,398,357
6.714% to 10/19/28, 10/19/29(1)(10)	10,986	11,579,600
Broadstone Net Lease, LLC, 2.60%, 9/15/31	3,193	2,478,703
CaixaBank S.A.:
6.208% to 1/18/28, 1/18/29(1)(10)	4,739	4,838,072
6.84% to 9/13/33, 9/13/34(1)(10)	1,005	1,062,263
Capital One Financial Corp.:
4.20%, 10/29/25	2,950	2,894,624
6.312% to 6/8/28, 6/8/29(10)	5,106	5,240,627
CBRE Services, Inc., 5.95%, 8/15/34	7,075	7,439,385
Charles Schwab Corp. (The), 6.136% to 8/24/33, 8/24/34(10)	6,357	6,703,201
CI Financial Corp.:
3.20%, 12/17/30	5,188	4,102,316
4.10%, 6/15/51	6,970	4,098,931
Citigroup, Inc., 4.00% to 12/10/25(10)(11)	3,895	3,594,742
Corporate Office Properties, L.P., 2.90%, 12/1/33	8,716	6,813,877
Discover Bank, 5.974%, 8/9/28	5,053	4,871,879
EPR Properties:
3.75%, 8/15/29	5,315	4,681,074
4.50%, 6/1/27	6,725	6,350,507
4.95%, 4/15/28	5,013	4,760,056

Calvert
Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Extra Space Storage, L.P.:
2.40%, 10/15/31	$6,172	$ 5,096,094
2.55%, 6/1/31	4,159	3,473,864
5.90%, 1/15/31	7,000	7,310,731
GA Global Funding Trust, 2.25%, 1/6/27(1)	11,309	10,277,879
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	10,748	8,815,022
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	13,833	13,009,855
3.75%, 9/15/30(1)(9)	6,000	5,060,973
6.00%, 4/15/25(1)	6,528	6,516,379
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(10)	3,589	3,708,403
7.39% to 11/3/27, 11/3/28(10)	9,912	10,627,461
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	2,208	2,263,601
8.248% to 11/21/32, 11/21/33(1)(10)	11,790	12,803,565
JPMorgan Chase & Co.:
1.578% to 4/22/26, 4/22/27(10)	8,750	8,078,096
5.35% to 6/1/33, 6/1/34(10)	18,873	19,152,893
6.087% to 10/23/28, 10/23/29(10)	6,841	7,196,289
6.254% to 10/23/33, 10/23/34(10)	1,197	1,298,228
KeyBank, N.A., 5.85%, 11/15/27	12,572	12,571,928
KeyCorp, 3.878% to 5/23/24, 5/23/25(10)	3,885	3,798,966
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(10)	5,399	4,534,378
PNC Financial Services Group, Inc. (The), Series W, 6.25% to 3/15/30(10)(11)	9,555	8,930,750
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	8,074	7,111,345
SITE Centers Corp., 3.625%, 2/1/25	4,767	4,634,655
Societe Generale S.A., 6.221% to 6/15/32, 6/15/33(1)(10)	4,545	4,541,561
Stifel Financial Corp., 4.00%, 5/15/30	4,782	4,342,512
Sun Communities Operating, L.P.:
4.20%, 4/15/32	3,300	3,013,289
5.70%, 1/15/33	4,587	4,652,545
Swedbank AB:
5.337%, 9/20/27(1)	3,525	3,541,535
6.136%, 9/12/26(1)	8,620	8,796,683
Synchrony Bank, 5.40%, 8/22/25	3,488	3,437,590
Synchrony Financial, 4.50%, 7/23/25	9,400	9,188,607
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(10)	6,445	5,269,215
5.625%, 2/15/28	4,830	4,644,403
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)(10)	3,024	2,625,922
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(10)	12,137	12,662,399
Truist Financial Corp.:
5.10% to 3/1/30(10)(11)	4,856	4,424,810
6.047% to 6/8/26, 6/8/27(10)	7,876	8,018,662
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Truist Financial Corp.: (continued)
6.123% to 10/28/32, 10/28/33(10)	$8,426	$ 8,753,717
U.S. Bancorp:
5.775% to 6/12/28, 6/12/29(10)	10,580	10,876,893
5.836% to 6/10/33, 6/12/34(10)	3,978	4,105,169
5.85% to 10/21/32, 10/21/33(10)	2,275	2,345,156
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(10)	6,300	5,028,724
4.375% to 2/10/31(1)(10)(11)	2,686	2,128,061
6.442% to 8/11/27, 8/11/28(1)(10)	4,731	4,916,193
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(10)	6,576	6,186,044
5.459% to 6/30/30, 6/30/35(1)(10)	4,317	4,065,282
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(10)	3,746	3,049,128
		$547,829,790
Government - Multinational — 3.7%
Asian Development Bank, 3.125%, 9/26/28	$5,500	$5,297,683
European Bank for Reconstruction & Development, 1.50%, 2/13/25	7,640	7,370,636
European Investment Bank:
1.625%, 5/13/31	14,990	12,794,491
2.375%, 5/24/27	17,185	16,281,555
2.875%, 6/13/25(1)	42,948	41,953,083
Inter-American Development Bank, 0.875%, 4/3/25	6,067	5,788,097
International Bank for Reconstruction & Development:
0.875%, 7/15/26	5,000	4,606,586
3.125%, 11/20/25	12,050	11,772,418
		$105,864,549
Government - Regional — 0.4%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$12,390	$12,111,167
		$12,111,167
Industrial — 0.7%
Berry Global, Inc., 5.50%, 4/15/28(1)	$3,145	$3,182,396
Cemex SAB de CV, 9.125% to 3/14/28(1)(10)(11)	4,648	4,955,930
Jabil, Inc., 3.00%, 1/15/31	2,165	1,877,708
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	3,200	3,178,750
Trivium Packaging Finance B.V., 5.50%, 8/15/26(1)	7,073	6,946,775
		$20,141,559
Other Revenue — 0.3%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$9,400	$7,810,761
		$7,810,761
Technology — 1.9%
Concentrix Corp., 6.60%, 8/2/28	$22,532	$23,197,454
Foundry JV Holdco, LLC, 5.875%, 1/25/34(1)(9)	7,974	8,199,494

Calvert
Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Technology (continued)
Kyndryl Holdings, Inc.:
2.70%, 10/15/28	$11,049	$ 9,748,349
3.15%, 10/15/31	2,935	2,454,731
4.10%, 10/15/41	640	481,177
Marvell Technology, Inc., 5.75%, 2/15/29	3,167	3,274,335
Seagate HDD Cayman:
5.75%, 12/1/34(9)	900	865,921
9.625%, 12/1/32	5,596	6,403,754
		$54,625,215
Utilities — 0.7%
AES Corp. (The), 2.45%, 1/15/31	$4,180	$3,514,378
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	2,429	2,118,952
MidAmerican Energy Co.:
3.15%, 4/15/50	3,240	2,319,950
5.35%, 1/15/34	3,187	3,361,042
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	324	314,397
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	3,518	2,921,508
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	5,126	4,852,500
		$19,402,727
Total Corporate Bonds (identified cost $1,034,634,618)		$1,003,276,203

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(12)(13)	$5,000	$ 4,988,600
Total High Social Impact Investments (identified cost $5,000,000)		$ 4,988,600

Preferred Stocks — 0.3%

Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners, L.P.:
Series A, 5.75%	97,843	$ 1,124,216
Series A2, 6.375%	211,400	2,727,060
		$ 3,851,276
Security	Shares	Value
Wireless Telecommunication Services — 0.1%
United States Cellular Corp., 5.50%	207,415	$ 3,702,358
		$ 3,702,358
Total Preferred Stocks (identified cost $13,141,692)		$ 7,553,634

Sovereign Government Bonds — 1.3%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$3,653	$ 2,968,631
1.00%, 10/1/26	25,266	23,253,695
1.75%, 9/14/29	14,365	12,767,815
Total Sovereign Government Bonds (identified cost $43,143,024)		$ 38,990,141

Taxable Municipal Obligations — 1.8%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.4%
Commonwealth of Massachusetts, 5.456%, 12/1/39(14)	$750	$ 787,537
Los Angeles Unified School District, CA, 5.75%, 7/1/34(14)	3,750	3,986,550
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,770	3,847,625
New York City, NY, 5.206%, 10/1/31(14)	1,030	1,052,052
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	3,085	2,700,887
		$ 12,374,651
Special Tax Revenue — 1.0%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$5,565	$5,285,860
Social Bonds, 2.484%, 6/1/27	3,980	3,736,106
Social Bonds, 2.534%, 6/1/28	4,980	4,612,775
Social Bonds, 2.584%, 6/1/29	2,715	2,475,075
Social Bonds, 2.984%, 6/1/33	3,060	2,652,653
Social Bonds, 3.034%, 6/1/34	2,195	1,877,932
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(14)	3,800	3,896,482
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(14)	3,215	3,335,562
		$27,872,445
Water and Sewer — 0.4%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,170	$1,167,602

Calvert
Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$2,495	$ 2,154,158
Green Bonds, 2.184%, 9/1/31	1,985	1,681,871
Green Bonds, 2.264%, 9/1/32	1,780	1,482,455
Green Bonds, 2.344%, 9/1/33	1,945	1,595,464
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	2,130	1,795,100
Green Bonds, 1.701%, 5/1/31	1,925	1,593,842
Green Bonds, 1.951%, 5/1/34	1,120	873,645
		$12,344,137
Total Taxable Municipal Obligations (identified cost $58,945,335)		$52,591,233

U.S. Government Agencies and Instrumentalities — 0.7%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.668%, 8/1/24	$2,726	$ 2,690,180
2.738%, 8/1/25	2,726	2,648,114
3.435%, 8/1/34	3,105	2,851,123
3.485%, 8/1/35	1,745	1,566,844
3.535%, 8/1/36	929	832,210
3.585%, 8/1/37	3,215	2,861,908
3.635%, 8/1/38	657	584,733
U.S. International Development Finance Corp.:
1.79%, 10/15/29	1,400	1,307,041
2.36%, 10/15/29	1,159	1,100,386
3.52%, 9/20/32	4,070	3,909,590
Total U.S. Government Agencies and Instrumentalities (identified cost $22,523,938)		$20,352,129

U.S. Government Agency Mortgage-Backed Securities — 17.3%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$1,289	$ 1,202,892
5.50%, 7/1/53	13,463	13,539,518
6.00%, with various maturities to 2053	16,579	16,860,399
Federal National Mortgage Association:
2.00%, 4/1/51	3,418	2,847,493
2.68%, 7/1/26	2,866	2,741,803
3.00%, with various maturities to 2049	7,262	6,522,290
4.00%, with various maturities to 2048	6,930	6,671,289
4.00%, 30-Year, TBA(15)	159,545	151,044,171
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
4.50%, 30-Year, TBA(15)	$64,326	$ 62,426,344
5.00%, 30-Year, TBA(15)	183,609	181,830,196
5.50%, 7/1/53	19,614	19,722,787
Government National Mortgage Association:
6.00%, with various maturities to 2053	4,324	4,429,264
6.50%, 7/20/53	2,232	2,304,990
Government National Mortgage Association II:
2.50%, with various maturities to 2051	16,900	14,632,035
6.00%, with various maturities to 2053	7,142	7,296,936
6.50%, 6/20/53	1,471	1,528,610
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $492,907,694)		$495,601,017

U.S. Treasury Obligations — 19.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 11/15/40	$8,915	$ 5,919,073
1.375%, 8/15/50	28,000	15,610,000
1.625%, 11/15/50	7,891	4,703,776
1.875%, 2/15/41	14,844	10,680,142
1.875%, 11/15/51	5,814	3,677,128
2.00%, 8/15/51	18,800	12,283,156
2.375%, 2/15/42	204,263	156,811,747
2.875%, 5/15/49	4,593	3,650,758
2.875%, 5/15/52	4,425	3,524,443
3.625%, 2/15/53	4,101	3,787,978
3.625%, 5/15/53	4,101	3,792,464
3.875%, 2/15/43	12,750	12,161,309
4.00%, 11/15/52	6,550	6,463,775
U.S. Treasury Notes:
0.375%, 12/31/25	81,160	75,225,175
0.375%, 1/31/26	75,000	69,303,223
0.50%, 2/28/26	72,300	66,822,428
2.125%, 3/31/24	5,000	4,960,216
2.25%, 3/31/24	5,000	4,962,755
3.50%, 4/30/30	12,732	12,447,022
3.625%, 5/31/28	1,179	1,166,680
3.875%, 8/15/33	1,768	1,766,343
4.00%, 2/29/28	56,173	56,367,192
4.125%, 7/31/28	1,007	1,017,522
4.375%, 8/31/28	4,566	4,664,365
4.50%, 11/15/33	13,210	13,872,564
4.625%, 9/15/26	2,929	2,970,132
Total U.S. Treasury Obligations (identified cost $577,501,203)		$558,611,366

Calvert
Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 7.1%
Affiliated Fund — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(16)	17,040,164	$ 17,040,164
Total Affiliated Fund (identified cost $17,040,164)		$ 17,040,164
Commercial Paper — 0.2%
Security	Principal Amount (000's omitted)	Value
Brookfield BRP Holdings Canada, Inc., 6.07%, 1/8/24(17)(18)	$6,465	$ 6,455,218
Total Commercial Paper (identified cost $6,457,508)		$ 6,455,218

Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(19)	8,039,158	$ 8,039,158
Total Securities Lending Collateral (identified cost $8,039,158)		$ 8,039,158
U.S. Treasury Obligations — 6.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/16/24	$39,915	$ 39,150,428
0.00%, 6/13/24	136,283	133,169,243
Total U.S. Treasury Obligations (identified cost $172,232,622)		$ 172,319,671
Total Short-Term Investments (identified cost $203,769,452)		$ 203,854,211
Total Investments — 112.8% (identified cost $3,339,202,905)		$3,235,428,079
Other Assets, Less Liabilities — (12.8)%		$ (367,549,017)
Net Assets — 100.0%		$2,867,879,062

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $1,053,117,026 or 36.7% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2023.
(3)	Principal amount is less than $500.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2023.
(5)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2023.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2023.
(7)	Represents an investment in an issuer that may be deemed to be an affiliate.
(8)	Amount is less than 0.05%.
(9)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $9,087,042 and the total market value of the collateral received by the Fund was $9,397,660, comprised of cash of $8,039,158 and U.S. government and/or agencies securities of $1,358,502.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	May be deemed to be an affiliated company.
(13)	Restricted security. Total market value of restricted securities amounts to $4,988,600, which represents 0.2% of the net assets of the Fund as of December 31, 2023.
(14)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(15)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(17)	Rate shown is the discount rate at date of purchase.
(18)	Security exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At December 31, 2023, the aggregate value of these securities is $6,455,218 representing 0.2% of the Fund’s net assets.
(19)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,880,365	CAD	5,298,108	Citibank N.A.	2/8/24	$ —	$(120,119)
						$ —	$(120,119)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	1,104	Long	3/28/24	$227,329,124	$1,658,488
U.S. 5-Year Treasury Note	2,180	Long	3/28/24	237,126,095	4,737,740
U.S. 10-Year Treasury Note	1,217	Long	3/19/24	137,387,891	4,989,387
U.S. Long Treasury Bond	402	Long	3/19/24	50,224,875	3,714,608
U.S. Ultra 10-Year Treasury Note	29	Long	3/19/24	3,422,453	94,696
U.S. Ultra-Long Treasury Bond	143	Long	3/19/24	19,103,906	1,744,971
					$16,939,890
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$5,000,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
USD	– United States Dollar
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2023, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended December 31, 2023, the Fund entered into futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.
At December 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Calvert
Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $28,874,531, which represents 1.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.335%, (1 mo. SOFR + 1.992%), 5/15/36	$ 6,986,162	$ —	$ (259,659)	$ —	$118,868	$ 6,845,767	$ 131,821	$ 6,989,311
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	4,931,450	—	(5,000,000)	—	68,550	—	15,417	—
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	—	5,000,000	—	—	(11,400)	4,988,600	11,111	5,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	69,542,633	344,488,322	(396,990,791)	—	—	17,040,164	1,572,920	17,040,164
Total				$ —	$176,018	$28,874,531	$1,731,269

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$393,379,908	$ —	$393,379,908
Collateralized Mortgage Obligations	—	164,221,327	—	164,221,327
Commercial Mortgage-Backed Securities	—	284,305,605	—	284,305,605
Convertible Bonds	—	7,702,705	—	7,702,705
Corporate Bonds	—	1,003,276,203	—	1,003,276,203
High Social Impact Investments	—	4,988,600	—	4,988,600
Preferred Stocks	7,553,634	—	—	7,553,634
Sovereign Government Bonds	—	38,990,141	—	38,990,141
Taxable Municipal Obligations	—	52,591,233	—	52,591,233
U.S. Government Agencies and Instrumentalities	—	20,352,129	—	20,352,129
U.S. Government Agency Mortgage-Backed Securities	—	495,601,017	—	495,601,017
U.S. Treasury Obligations	—	558,611,366	—	558,611,366

Calvert
Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Affiliated Fund	$17,040,164	$ —	$ —	$17,040,164
Commercial Paper	—	6,455,218	—	6,455,218
Securities Lending Collateral	8,039,158	—	—	8,039,158
U.S. Treasury Obligations	—	172,319,671	—	172,319,671
Total Investments	$32,632,956	$3,202,795,123	$ —	$3,235,428,079
Futures Contracts	$16,939,890	$ —	$ —	$16,939,890
Total	$49,572,846	$3,202,795,123	$ —	$3,252,367,969
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(120,119)	$ —	$(120,119)
Total	$ —	$(120,119)	$ —	$(120,119)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.